Income Taxes - Reconciliation of Statutory U.S. Federal Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	10.20%	3.70%
Nondeductible expenses	(0.70%)	0.60%
Change in valuation allowance	(30.40%)	(24.80%)
Other	(0.10%)	(0.50%)
Effective income tax rate